Other Current Liabilities and Accrued Expenses	12 Months Ended
Dec. 31, 2023
Other Current Liabilities and Accrued Expenses [Abstract]
OTHER CURRENT LIABILITIES AND ACCRUED EXPENSES	NOTE 7: - OTHER CURRENT LIABILITIES AND ACCRUED EXPENSES
	December 31,
	2023	2022

Royalties - IIA payable	$1,180	$1,113
Accrued commissions	1,740	2,454
Accrued expenses	6,620	3,262
	$9,540	$6,829